Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Mid-Cap Value Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001012678
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 17, 2015
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015